WisdomTree SmallCap Dividend Fund
WisdomTree SmallCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund's average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	WisdomTree SmallCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	WisdomTree SmallCap Dividend Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.38%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree SmallCap Dividend Fund	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

Principal Investment Strategies of the Fund

The Fund employs a "passive management" – or indexing – investment approach designed to track the performance of the WisdomTree SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree SmallCap Dividend Index is a fundamentally weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. Eligibility requirements include: (i) Payment of regular cash dividends on shares of common stock in the 12 months preceding the annual reconstitution, which takes place in December; (ii) Market capitalization of at least $100 million by the "Screening Point" (the duration of time after the close of trading on the last trading day in November, and before the open of trading on the next trading day); and (iii) Average daily dollar volume of at least $100,000 for three months preceding the Screening Point. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Dividend Index after the 300 largest companies have been removed. The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share. This Index was established with a base value of 200 on May 31, 2006.

Under normal circumstances, at least 95% of the Fund's total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund's performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent that the Fund's underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund's Prospectus, titled "Additional Investment Objective, Strategy and Risk Information."

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund's NAV and market price will fluctuate within a wide range in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds ("ETFs"), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund's NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Concentration Risk. To the extent that the Fund's Index concentrates in the securities of a particular industry or group of industries (also known as a "sector"), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

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Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the WisdomTree SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total Return

The Fund's year-to-date total return as of June 30, 2011 was 2.39%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.68%	2Q/2009
Lowest Return	(27.04)%	1Q/2009

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010
Average Annual Total Returns -		1 Year	Since Inception	Inception Date
WisdomTree SmallCap Dividend Fund	[1]	26.60%	2.74%	Jun. 16, 2006
WisdomTree SmallCap Dividend Fund Return After Taxes on Distributions		24.90%	1.29%	Jun. 16, 2006
WisdomTree SmallCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		17.19%	1.45%	Jun. 16, 2006
WisdomTree SmallCap Dividend Fund Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		26.85%	4.16%
WisdomTree SmallCap Dividend Fund WisdomTree SmallCap Dividend Index (reflects no deduction for fees, expenses, or taxes)		27.23%	2.78%
[1]	Based on NAV